Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2023
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)
Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2023
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,008,978	$691,397	$358	$1,700,733	$1,700,733	$–
Swaps	4,220,675	6,651,849	4,418,165	15,290,689	14,169,938	1,120,751
Options purchased	162,845	420,341	166,275	749,461	749,257	204
Options written	144,138	412,239	179,532	735,909	735,562	347
Foreign exchange contracts
Forward contracts	2,336,565	106,069	4,082	2,446,716	2,363,796	82,920
Cross currency swaps	30,098	88,625	74,538	193,261	189,100	4,161
Cross currency interest rate swaps	972,658	2,055,058	1,141,295	4,169,011	4,107,125	61,886
Options purchased	244,721	73,407	2,663	320,791	320,791	–
Options written	254,534	71,039	2,305	327,878	327,878	–
Credit derivatives (2)	11,709	108,637	114,463	234,809	234,066	743
Other contracts (3)	261,528	140,225	13,088	414,841	401,373	13,468
Exchange-traded contracts
Interest rate contracts
Futures – long positions	103,195	24,283	1	127,479	126,879	600
Futures – short positions	99,792	54,817	1	154,610	154,445	165
Options purchased	12,801	3	–	12,804	12,804	–
Options written	11,206	1,468	–	12,674	12,674	–
Foreign exchange contracts
Futures – long positions	124	–	–	124	124	–
Other contracts	571,970	154,677	4,586	731,233	731,233	–
	$10,447,537	$11,054,134	$6,121,352	$27,623,023	$26,337,778	$1,285,245

	As at October 31, 2022
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$763,398	$44,188	$353	$807,939	$806,576	$1,363
Swaps	4,994,006	6,934,996	4,781,148	16,710,150	16,001,414	708,736
Options purchased	100,504	577,780	151,084	829,368	829,368	–
Options written	108,770	556,652	182,841	848,263	848,263	–
Foreign exchange contracts
Forward contracts	2,187,124	86,136	2,648	2,275,908	2,230,901	45,007
Cross currency swaps	87,942	67,345	82,659	237,946	233,617	4,329
Cross currency interest rate swaps	518,244	1,572,490	879,541	2,970,275	2,918,063	52,212
Options purchased	58,075	18,061	3,199	79,335	79,335	–
Options written	62,266	16,623	3,274	82,163	82,163	–
Credit derivatives (2)	1,143	35,621	6,751	43,515	42,785	730
Other contracts (3)	228,709	93,431	19,392	341,532	327,860	13,672
Exchange-traded contracts
Interest rate contracts
Futures – long positions	148,032	50,869	–	198,901	197,251	1,650
Futures – short positions	233,941	98,763	65	332,769	332,320	449
Options purchased	56,353	12,173	–	68,526	68,526	–
Options written	16,394	6,168	–	22,562	22,562	–
Foreign exchange contracts
Futures – long positions	164	–	–	164	164	–
Other contracts	539,103	89,147	2,094	630,344	630,344	–
	$10,104,168	$10,260,443	$6,115,049	$26,479,660	$25,651,512	$828,148

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)	Credit derivatives with a notional value of $1 billion (October 31, 2022 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $119 billion (October 31, 2022 – $26 billion) and protection sold of $115 billion (October 31, 2022 – $17 billion).
(3)	Other contracts exclude loan underwriting commitments of $2 billion (October 31, 2022 – $6 billion), which are not classified as derivatives under CAR guidelines.

Summary of Fair Value of Derivative Instruments
Fair value of derivative instruments
(1)

	As at
	October 31, 2023		October 31, 2022

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$76	$24	$77	$25
Swaps	26,320	22,965	25,690	21,608
Options purchased	11,230	–	12,056	–
Options written	–	11,776	–	12,201
	37,626	34,765	37,823	33,834
Foreign exchange contracts
Forward contracts	22,972	22,655	37,734	37,631
Cross currency swaps	7,370	5,815	8,680	9,087
Cross currency interest rate swaps	55,268	46,550	49,758	38,230
Options purchased	2,623	–	2,623	–
Options written	–	1,790	–	2,571
	88,233	76,810	98,795	87,519
Credit derivatives	175	176	388	125
Other contracts	16,319	20,865	18,474	21,084
	142,353	132,616	155,480	142,562
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,907	7,436	2,244	6,880
	1,907	7,436	2,244	6,880
Foreign exchange contracts
Forward contracts	860	509	268	237
Cross currency swaps	–	–	–	22
Cross currency interest rate swaps	555	4,484	374	6,677
	1,415	4,993	642	6,936
Credit derivatives	49	–	–	–
Other contracts	71	109	313	273
	3,442	12,538	3,199	14,089
Total gross fair values before:	145,795	145,154	158,679	156,651
Valuation adjustments determined on a pooled basis	(1,801)	(981)	(2,055)	(975)
Impact of netting agreements that qualify for balance sheet offset	(1,544)	(1,544)	(2,185)	(2,185)
	$142,450	$142,629	$154,439	$153,491

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair Value of Derivative Instruments by Term to Maturity
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2023				October 31, 2022

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$46,148	52,165	44,137	$142,450	$56,050	56,792	41,597	$154,439
Derivative liabilities	47,707	51,690	43,232	142,629	58,504	54,361	40,626	153,491

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Disclosure of detailed information about hedging items
Interest rate benchmark reform
(1)
We use interest rate contracts in fair value hedges and cash flow hedges to manage our exposure to interest rate risk from our existing and/or forecast assets and liabilities. We also use foreign denominated deposit liabilities in net investment hedges to manage the foreign exchange risk arising from our investments in foreign operations. The hedging instruments designated to manage these risks reference IBORs in multiple jurisdictions and will be affected by the Reform as the markets transition to ABRs as discussed in Note 2.
The following table presents the notional or principal amount of our hedging instruments which reference IBORs and are affected by the Reform as discussed in Note 2. The notional or principal amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

	As at
	October 31, 2023	October 31, 2022

(Millions of Canadian dollars)	Notional/Principal amounts	Notional/Principal amounts
Interest rate contracts
USD LIBOR	$–	$40,208
CDOR	115,048	114,159
Total Return Swaps
CDOR	736	801
Non-derivative instruments
USD LIBOR	–	237
	$115,784	$155,405

(1)	Excludes interest rate contracts and non-derivative instruments which reference rates in multi-rate jurisdictions, including EURO Interbank Offered Rate and Australian Bank Bill Swap Rate (BBSW).

Summary of Derivative-related Credit Risk
Derivative-related credit risk
(1)

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$58	$94	$6	$46	$76	$5
Swaps	9,613	24,448	3,721	9,699	21,698	5,187
Options purchased	610	1,547	353	108	426	119
Options written	123	564	152	15	543	164
Foreign exchange contracts
Forward contracts	5,655	27,862	5,611	8,772	29,565	5,940
Swaps	4,261	21,483	4,274	6,072	22,188	4,556
Options purchased	841	1,742	383	536	1,111	340
Options written	95	441	109	28	313	86
Credit derivatives	356	1,834	219	299	766	114
Other contracts	1,933	16,002	4,929	5,196	20,457	7,520
Exchange-traded contracts	7,186	16,191	324	11,098	19,870	397
	$30,731	$112,208	$20,081	$41,869	$117,013	$24,428

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $13 billion (October 31, 2022 – $16 billion).

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2023
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$36,224	$70,010	$28,956	$10,605	$145,795	$69,841	$20,268	$55,686	$145,795
Impact of master netting agreements and applicable margins	24,025	60,556	22,765	7,718	115,064	68,151	20,237	26,676	115,064
Replacement cost (after netting agreements)	$12,199	$9,454	$6,191	$2,887	$30,731	$1,690	$31	$29,010	$30,731

	As at October 31, 2022
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$39,001	$72,983	$29,690	$17,005	$158,679	$73,616	$22,727	$62,336	$158,679
Impact of master netting agreements and applicable margins	21,552	62,614	21,818	10,826	116,810	71,582	22,597	22,631	116,810
Replacement cost (after netting agreements)	$17,449	$10,369	$7,872	$6,179	$41,869	$2,034	$130	$39,705	$41,869

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships

	As at
	October 31, 2023				October 31, 2022
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$156	$19	$13	$142,262	$247	$57	$36	$154,099
Liabilities
Derivative instruments	50	100	409	142,070	27	–	126	153,338
Non-derivative instruments	–	–	25,427	n.a.	–	–	25,798	n.a.

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Summary of Items Designated as Hedging Instruments
The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2023
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$86,734	$–	$(3,911)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(1,445)
Fixed rate liabilities (1)	–	102,535	–	(6,340)	Deposits – Business and government; Subordinated debentures; Deposits – Bank	276

	As at and for the year ended October 31, 2022
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$52,216	$–	$(3,285)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(3,695)
Fixed rate liabilities (1)	–	86,738	–	(5,924)	Deposits – Business and government; Subordinated debentures; Deposits – Bank	5,742

(1)	As at October 31, 2023, the accumulated amount of fair value hedge adjustments remaining on our Consolidated Balance Sheets for hedged items that have ceased to be adjusted for hedging gains and losses is a of loss of $539 million for fixed rate as
s
ets and a gain of $259 million for fixed rate liabilities (October 31, 2022 – loss of $486 million and loss of $25 million, respectively).

Cash flow and net investment hedges – Assets
and
liabilities designated
as
hedged items

	As at and for the year ended October 31, 2023
		Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)	Consolidated Balance Sheet items:		Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail;	$2,248	$(2,115)	$(3,126)
	Interest bearing deposits with banks;
	Assets purchased under reverse
	repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government; Deposits – Personal;	(2,558)	3,535	5,607
	Obligations related to assets sold under repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	50	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	1,513	(7,297)	(382)

	As at and for the year ended October 31, 2022
	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail;	$4,720	$(1,777)	$(2,668)
	Interest bearing deposits with banks;
	Assets purchased under reverse repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	(6,895)	5,471	2,231
	Deposits – Personal;
	Obligations related to assets sold under
	repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	(17)	7	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	1,927	(5,936)	(421)

n.a.	not applicable
Effectiveness of designated hedging relationships

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$1,385	$(60)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(205)	71	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(2,232)	7	$(3,930)	$(3,121)
Interest rate contracts – variable rate liabilities	2,416	(11)	4,498	3,045
Foreign exchange risk
Cross currency swap – fixed rate assets	(50)	–	(44)	(37)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(684)	–	(684)	–
Forward contracts	(828)	–	(828)	(191)

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$3,650	$(45)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(5,713)	29	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(4,698)	(36)	$(4,432)	$(185)
Interest rate contracts – variable rate liabilities	6,713	37	6,673	(118)
Foreign exchange risk
Cross currency swap – fixed rate assets	17	–	23	17
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(1,771)	(3)	(1,768)	–
Forward contracts	(159)	–	(159)	(23)

(1)	Hedge ineffectiveness recognized in income included gains of $3 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2022 – losses of $19 million).
n.a.	not applicable

Reconciliation of Components of Equity by Hedging Designation
Reconciliation of components of equity
The following table provides a reconciliation by risk category of
each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2023		For the year ended October 31, 2022

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$2,394	$5,688	$566	$2,055
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	568		2,241
Foreign exchange risk	(44)		23
Equity price risk	(119)		(1)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	(377)		(227)
Foreign exchange risk	37		(17)
Equity price risk	93		(23)
De-designated hedges:
Interest rate risk	453		530
Hedges of net investment in foreign operations
Foreign exchange denominated debt		(684)		(1,768)
Forward foreign exchange contracts		(828)		(159)
Foreign currency translation differences for foreign operations		2,164		5,085
Reclassification of losses (gains) on foreign currency translation to income		(160)		(18)
Reclassification of losses (gains) on net investment hedging activities to income		191		23
Tax on movements on reserves during the period	(249)	241	(698)	470
Balance at the end of the year	$2,756	$6,612	$2,394	$5,688

Fair value hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Fair value hedges

	As at October 31, 2023
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$8,853	$62,948	$21,702	$93,503	$156	$–
Hedge of fixed rate liabilities	23,592	75,130	10,236	108,958	–	50
Weighted average fixed interest rate
Hedge of fixed rate assets	4.3%	3.6%	3.2%	3.6%
Hedge of fixed rate liabilities	2.1%	2.4%	2.6%	2.3%

	As at October 31, 2022
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$9,083	$32,173	$15,516	$56,772	$247	$3
Hedge of fixed rate liabilities	13,231	69,419	10,094	92,744	–	24
Weighted average fixed interest rate
Hedge of fixed rate assets	1.1%	2.5%	2.8%	2.3%
Hedge of fixed rate liabilities	1.9%	1.8%	2.0%	1.9%

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Cash flow hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Cash flow hedges

	As at October 31, 2023
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$63,927	$68,470	$1,097	$133,494	$–	$–
Hedge of variable rate liabilities	16,696	63,527	32,802	113,025	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	4.5%	3.4%	3.7%	4.0%
Hedge of variable rate liabilities	4.9%	3.8%	2.8%	3.7%
Foreign exchange risk
Cross currency swaps	$63	$916	$–	$979	$19	$14
Weighted average CAD-EUR exchange rate	1.48	1.44	n.a.	1.45
Weighted average CAD-USD exchange rate	n.a.	1.34	n.a.	1.34

	As at October 31, 2022
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$50,436	$74,726	$1,023	$126,185	$–	$–
Hedge of variable rate liabilities	6,221	42,830	24,024	73,075	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	3.3%	2.8%	2.5%	3.0%
Hedge of variable rate liabilities	2.0%	1.5%	2.0%	1.7%
Foreign exchange risk
Cross currency swaps	$–	$314	$–	$314	$32	$–
Weighted average CAD-EUR exchange rate	n.a.	1.44	n.a.	1.44
Weighted average CAD-USD exchange rate	n.a.	n.a.	n.a.	n.a.

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Net Investment Hedges [Member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Net investment hedges

	As at October 31, 2023
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$6,061	$14,653	$6,413	$27,127	n.a.	$25,427
Weighted average CAD-USD exchange rate	1.28	1.29	1.33	1.30
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	–	1.71	–	1.71
Forward contracts	$18,920	$–	$–	$18,920	$13	$409
Weighted average CAD-USD exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-EUR exchange rate	1.45	n.a.	n.a.	1.45
Weighted average CAD-GBP exchange rate	1.68	n.a.	n.a.	1.68

	As at October 31, 2022
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$5,462	$20,851	$1,025	$27,338	n.a.	$25,798
Weighted average CAD-USD exchange rate	1.31	1.28	1.28	1.29
Weighted average CAD-EUR exchange rate	–	1.51	1.48	1.51
Weighted average CAD-GBP exchange rate	–	1.71	–	1.71
Forward contracts	$6,089	$–	$–	$6,089	$36	$126
Weighted average CAD-USD exchange rate	1.34	n.a.	n.a.	1.34
Weighted average CAD-EUR exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-GBP exchange rate	1.55	n.a.	n.a.	1.55

n.a.	not applicable